SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Valuation And Qualifying Accounts
Addition Due to Acquisition	¥ 0	¥ 0
Allowance for doubtful accounts of accounts receivables and other receivables:
Valuation And Qualifying Accounts
Balance at Beginning of Year	17	11	¥ 12
Charge to Costs and Expenses	21	10	2
Addition Due to Acquisition		4
Write off	(16)	(8)	(3)
Balance at End of Year	22	17	11
Valuation allowance for deferred tax assets
Valuation And Qualifying Accounts
Balance at Beginning of Year	107	123	115
Charge to Costs and Expenses	79	36	60
Addition Due to Acquisition			3
Charge Taken Against Allowance	(24)	(43)	(47)
Write off	(10)	(9)	(8)
Balance at End of Year	¥ 152	¥ 107	¥ 123